Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Related Liability and Restructuring Costs Activity
The following table summarizes activity in the Company’s restructuring-related liability during the three months ended September 30, 2023 and 2022, respectively (in thousands):

	Balance at June 30, 2023	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2023
Employee-related costs	$256	$1,270	$(215)	$1,311

Total costs	$256	$1,270	$(215)	$1,311

	Balance at June 30, 2022	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2022
Employee-related costs	$1,320	$1,492	$(879)	$1,933

Total costs	$1,320	$1,492	$(879)	$1,933

The following table summarizes the activity in the Company’s restructuring related liability during the nine months ended September 30, 2023 and 2022, respectively (in thousands):

	Balance at December 31, 2022	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2023
Employee-related costs	$469	$6,550	$(5,708)	$1,311

Total costs	$469	$6,550	$(5,708)	$1,311

	Balance at December 31, 2021	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2022
Employee-related costs	$—	$10,047	$(8,114)	$1,933

Total costs	$—	$10,047	$(8,114)	$1,933

The following table summarizes activity in the Company’s restructuring-related liability during the year ended December 31, 2022 (in thousands):

	Liability at December 31, 2021	Restructuring Charges	Payments / Utilizations	Liability at December 31, 2022
Employee-related costs	$—	$10,047	$(9,578)	$469

Total costs	$—	$10,047	$(9,578)	$469